Interest Income and Expense - Summary of Interest Income and Expense by Basis of Accounting Classification (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2020 CAD ($)
Analysis of income and expense [abstract]
Interest expense of lease liabilities	$ 153